Share Compensation and Employee Benefit Plans	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share Compensation and Employee Benefit Plans
19.          Share Compensation and Employee Benefit Plans
Share Compensation
At December 31, 2023, the Group’s share-based awards consisted of Restricted Share Units (“RSUs”) and Performance Share Units (“PSUs”).
2023 Plan
On May 15, 2023, shareholders approved the establishment of the 2023 Share Incentive Plan (the “2023 Plan”). The 2023 Plan authorizes the issuance of options, restricted shares, restricted share units, share appreciation rights or other share-based awards to the Group’s employees and directors. The total number of shares available under the 2023 Plan is 4,913,119. At December 31, 2023, 3,903,419 remain available for grant pursuant to the 2023 Plan.
For the year ended December 31, 2023, the 2023 Plan share compensation expense of $6.5 million, was recorded in general and administrative expenses. At December 31, 2023, there was an unamortized balance of $8.1 million for the 2023 Plan, which will be recognized over the remaining service period.
2015 Plan and 2018 Plan
On February 17, 2016, the 2015 Non-Qualified Share Option Plan (“2015 Plan”) was approved by the Board of Directors. The Group reserved up to 2% of the diluted shares to the issuance of RSUs to purchase common shares. The RSUs were granted with a $0.01 exercise price and expired 10 years from the date of issuance.
On November 8, 2018, the 2018 Non-Qualified Share Option Plan (“2018 Plan”) was approved by the Board of Directors. The Group reserved up to 3% of the diluted shares to the issuance of RSUs to purchase common shares. The RSUs were granted with a $0.01 exercise price and expired 10 years from the date of issuance.
At December 31, 2022 the Group had 4,305,650 outstanding RSUs. Upon consummation of the Separation Transactions on January 3, 2023, the RSUs were exercised resulting in the issuance of 2,359,517 ordinary shares. This resulted in the acceleration of compensation expense of $21.0 million and an employer payroll tax expense of $17.3 million. The awards were net settled, resulting in a $50.6 million reduction of additional paid-in capital for the employees’ tax obligations with respect to these awards.
For the year ended December 31, 2023, total compensation expense of $21.0 million, relating to the 2015 Plan and 2018 Plan was included in net gain on distribution of Fidelis MGU in the Consolidated Statement of Income. For the year ended December 31, 2022, total compensation expense of $10.8 million, was included in general and administrative expenses. At December 31, 2023, there was no unamortized balance (December 31, 2022: $21.0 million) relating to the 2015 Plan and the 2018 Plan.
Summary of Share Compensation Activity
a.Restricted Share Units

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2022	4,305,650	$8.33
Granted	723,658	12.89
Vested	(4,305,650)	8.33
Outstanding at December 31, 2023	723,658	$12.89
Fidelis granted 489,006 RSUs that cliff vest on April 1, 2024. The remaining RSUs generally cliff vest after 3 years on each anniversary of the award grant date, except for RSUs to certain directors that cliff vest after 1 year. RSUs awarded are subject to continued provision of services through the applicable vesting date and contain certain restrictions during the vesting period, relating to, among other things, forfeiture in the event of termination of employment or service and transferability. The outstanding RSUs are expected to be amortized over a weighted average period of 1.3 years.
b.Performance Share Units

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2022	—	$—
Granted	286,042	12.90
Outstanding at December 31, 2023	286,042	$12.90
Fidelis granted 286,042 PSUs that cliff vest on January 1, 2026, subject to the achievement of established performance criteria and continued service during the applicable performance period. Final payouts depend on the level of achievement and can vary between 0% and 200%. The outstanding PSUs are expected to be amortized over a weighted average period of 2.0 years.
Warrants
In 2015, the Group reserved for issuance of warrants to purchase common shares, in the aggregate, up to 16.5% of the diluted shares: Founder’s warrants, Basic warrants, and Ratchet warrants. At December 31, 2022, the Group had outstanding 21,229,070 Founder’s warrants, 16,080,384 Basic warrants and 1,670,480 Ratchet warrants. Upon consummation of the Separation Transactions, the warrants were exercised on a cashless basis resulting in the issuance of 11,194,164 ordinary shares. The exercise of the warrants triggered the payment of cumulative dividends of $34.1 million. At December 31, 2023, there were no outstanding warrants.
Employee Benefit Plans
The Group has entered into an agreement with all employees for defined contribution pension plans, based upon a percentage of eligible compensation. The Group contributed $1.2 million to its defined contribution plans for the year ended December 31, 2023 (2022: $3.1 million, 2021: $3.0 million).